Segment Information - Summary of Property Plant and Equipment by Geography (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant, and equipment	$ 88.8	$ 75.2
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant, and equipment	47.5	36.5
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant, and equipment	41.1	38.6
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant, and equipment	$ 0.2	$ 0.1